Financial Instruments - Derivatives and hedging (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Assets, fair value	$ 150	$ 318
Liabilities, fair value	(95)	(375)
Currency exchange contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Assets, fair value	6	2
Liabilities, fair value	0	(9)
Currency exchange contracts | Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Assets, fair value	144	316
Liabilities, fair value	$ (95)	$ (366)